STOCK OPTION PLANS (Details - Options outstanding) - Equity Option [Member]	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning | shares	1,162,722
Weighted average exercise price - beginning | $ / shares	$ 16.22
Weighted average contractural term	7 years 5 months 8 days
Aggregate intrinsic value - beginning | $	$ 0
Shares granted | shares	25,000
Weighted average exercise price - shares granted | $ / shares	$ 0.22
Weighted average contractural term -granted	4 years 11 months 23 days
Aggregate intrinsic value - granted | $	$ 0
Shares Exercised | shares	0
Weighted average exercise price - shares exercised | $ / shares	$ 0
Aggregate intrinsic value - exercised | $	$ 0
Shares cancelled and expired | shares	(48,375)
Weighted average exercise price - shares Cancelled | $ / shares	$ 0
Aggregate intrinsic value - Cancelled & Expired | $	$ 0
Shares outstanding - ending | shares	1,139,347
Weighted average exercise price - ending | $ / shares	$ 15.69
Weighted average contractural term	7 years 5 months 15 days
Aggregate intrinsic value - ending | $	$ 0
Shares exercisable | shares	1,131,124
Weighted average exercise price - exercisable | $ / shares	$ 15.63
Weighted average contractural term - exercisable	7 years 5 months 12 days
Aggregate intrinsic value - exercisable | $	$ 0